Equity - Balance of Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value of cash flow hedging instruments [member]
Summary of shareholders equity [line items]
Beginning balance	R$ (27,364)	R$ (26,883)	R$ 6,261
Changes in fair value of financial instruments	(326,030)	(2,550)	(46,470)
Income and social contribution taxes on fair value	110,058	2,069	13,326
Ending balance	(243,336)	(27,364)	(26,883)
Fair value of financial instruments [member]
Summary of shareholders equity [line items]
Beginning balance			1,523
Changes in fair value of financial instruments	(273)		(1,523)
Ending balance	(273)
Actuarial gains (losses) of post-employment benefits [member]
Summary of shareholders equity [line items]
Beginning balance	(15,181)	2,896	11,169
Actuarial losses of post-employment benefits	(2,810)	(27,658)	(12,435)
Income and social contribution taxes on actuarial losses	242	9,581	4,162
Ending balance	(17,749)	(15,181)	2,896
Non-controlling shareholders interest change [member]
Summary of shareholders equity [line items]
Beginning balance	197,369
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest		197,369
Ending balance	197,369	197,369
Total [member]
Summary of shareholders equity [line items]
Beginning balance	154,824	(23,987)	18,953
Changes in fair value of financial instruments	(326,303)	(2,550)	(47,993)
Income and social contribution taxes on fair value	110,058	2,069	13,326
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest		197,369
Actuarial losses of post-employment benefits	(2,810)	(27,658)	(12,435)
Income and social contribution taxes on actuarial losses	242	9,581	4,162
Ending balance	R$ (63,989)	R$ 154,824	R$ (23,987)